Earnings (Loss) per Share (Details) - NIS [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings (loss) attributable to ordinary shareholders
Basic earnings (loss) for the year	$ (15)	$ (202)	$ 87
Effect of diluted per share loss in a subsidiary			(1)
Diluted earnings (loss) for the year	$ (15)	$ (202)	$ 86